UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN   46204

(Address of principal executive offices) (Zip code)

John C. Swhear

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7030

Date of fiscal year end: 9/30

Date of reporting period: 07/01/06 - 06/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Fund/Fund Family Name: Dividend Growth Trust

Date of Fiscal Year End:9-30

Date of Reporting Period: July 1, 2006 – June 30, 2007

RISING DIVIDEND GROWTH FUND

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management

Valero LP		91913W104	8/15/06	Approve long term incentive plan	M	Y	For	For
Medtronics		585055106	8/24/06	Elect recommended Board of Directors	M	Y	For	For
				Ratify appointment of PwC	M	Y	For	For
				Director election majority vote standard proposal	S	Y	Against	for
Energy Transfer Partners	ETP	29273R109	8/25/2006	Approve (a) change in the terms of Class F Units to provide that each Class F unit is convertible into one of our common units and (b) the issuance of additional common units upon such conversion	M	Y	For	For
Proctor & Gamble	P&G	742718109	10/10/06	Approve recommended board	M	Y	For	For
				Approve amendment to code of regulations	M	Y	For	For
				Ratify appointment of independent accounting firm	M	Y	For	For
				Reapprove and amend the material terms of the performance criteria under the P&G 2001 stock and incentive compensation plan	M	Y	For	For
				Award no future stock options	S	Y	Against	For
Automatic Data Processing	ADP	053015103	11/04/06	Elect proposed board of directors	M	Y	For	For
				Approve company’s amended and restated executive incentive compensation plan	M	Y	For	For
				Appointment of Deloitte & Touche LLP	M	Y	For	For
Archer Daniels	ADM	039483102	9/15/06	Elect recommended board	M	Y	For	For
				Adopt stockholder proposal `labeling genetically enriched food	S	Y	Against	For
				Adopt Code of conduct regarding global human rights standards	S	N	Abstain	Abstain
Paychex		704326107	10/5/06	Approve recommended Bd. Of Directors	M	Y	For	For
Plains All American	PAA	7265013	11/9/06	Approve and adopt the agreement and plan of merger dated 6/11/2006	M	Y	For	For
				Proposal to approve the issuance of Plains common units to the common unit holders of Pacific	M	Y	For	For
Meridian Biosciences		589584101	1/18/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Approve Officers Compensation Program	M	Y	For	For
				Ratify Grant Thornton LLP as independent public accountants	M	Y	For	For
Albemarle Corporation	ALB	012653101	4/11/07	Elect proposed Board of Directors	M	Y	For	For
				Ratify appointment of PwC	M	Y	For	For
United Technologies	UTC	913017109	4/11/07/07	Elect recommended Board of Directors	M	Y	For	For
				Appointment of independent auditors	M	Y	For	For
				Director Term Limits	S	Y	Against	For
				Foreign Military Sales	S	Y	Against	For
				Political contributions	S	Y	Against	For
				Advisory Resolution to ratify executive compensation	S	Y	Against	For
				Pay for superior performance	S	Y	Against	For
Magellan Midstream Partners	MMP	559080106	4/25/07	Elect recommended Board of Directors	M	Y	For	For
				Amend long-term incentive plan to increase total # of common units authorized to be issued under plan	M	Y	For	For
US Bancorp	USB	902973304	4/17/07	Elect recommended Board of Directors	M	Y	For	For
				Ratify selection of E&Y	M	Y	For	For
				Approve stock incentive plan	M	Y	For	For
				Approve amendment to restated certificate of incorporation	S	Y	Against	For
				Annual ratification of executive officer compensation	S	Y	Against	For
				Limit benefits provided under supplemental executive retirement plan	S	Y	Against	For
Citigroup		172967101	4/17/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Ratify KPMG	M	Y	For	For
				Report on prior govt service of certain individuals	S	Y	Against	For
				Report on political contributions	S	Y	Against	For
				Report on charitable contributions	S	Y	Against	For
				Advisory resolution to ratify executive compensation	S	Y	Against	For
				Limits on CEO compensation	S	Y	Against	For
				Chairman of Bd have no management duties, titles or responsibilities	S	Y	For	Against
				Stock options be subject to a five year sales restriction	S	Y	Against	For
				Cumulative Voting	S	Y	Against	For
				Stockholders have right to call special shareholder meetings	S	Y	Against	For
Hershey		427866108	4/17/07	Elect recommended Bd of Directors	M	Y	For	For
				Ratify KPMG	M	Y	For	For
				Approve Hershey Company Equity and Incentive Compensation Plan	M	Y	For	For
State Street Corp.	STT	857477103	4/18/07	Elect recommended board of directors	M	Y	For	For
				Increase authorized shares of common stock	M	Y	For	For
				Ratify selection of E&Y	M	Y	For	For
Nestle SA	NSRGY	641069406	4/19/07	Approve annual reports, accounts, and consolidated accounts	M	Y	For	For
				Release of the members of the Board and management	M	Y	For	For
				Approval of appropriation of profits	M	Y	For	For
				Capital reduction and amendment to Article 5	M	Y	For	For
				Reelection of Peter Brabeck-Letmathe to Board for 5 years	M	Y	For	For
				Reelection of Edward George to Board for four years	M	Y	For	For
				Give proxy to Jean-Ludovic Hartmann	M	Y	For	For
International Business Machines	IBM	459200101	4/24/07	Elect recommended Board of Directors	M	Y	For	For
				Ratification or public accounting firm	M	Y	For	For
				Eliminate statutory supermajority voting: merger or consolidation	M	Y	For	For
				Eliminate statutory supermajority voting: disposition of al or substantially all of assets of corporation outside the ordinary course of business	M	Y	For	For
				Eliminate statutory supermajority voting: plan for the exchange of shares of the corporation	M	Y	For	For
				Eliminate statutory supermajority voting: authorization of dissolution of corporation	M	Y	For	For
				Cumulative voting	S	Y	Against	For
				Pension and retirement medical	S	Y	Against	For
				Executive compensation	S	Y	Against	For
				Offshoring	S	Y	Against	For
				Majority voting for directors	S	Y	Against	For
BB&T Corp.	BBT	054937107	4/24/07	Elect recommended Board of Directors	M	Y	For	For
				Approve amendments to stock plan	M	Y	For	For
				Ratify appointment of PwC	M	Y	For	For
GE	GE	369604103	4/25/07	Elect recommended Board of Directors	M	Y	For	For
				Ratification of KPMG	M	Y	For	For
				Adoption of ,majority voting for Directors	M	Y	For	For
				Approval of long term incentive program	M	Y	For	For
				Approval of material terms of senior officer performance goals	M	Y	For	For
				Cumulative voting	S	Y	Against	For
				Curb over-extended directors	S	Y	Against	For
				One director from ranks of retirees	S	Y	Against	For
				Independent board chairman	S	Y	For	Against
				Eliminate dividend equivalents	S	Y	Against	For
				Report on charitable contributions	S	Y	Against	For
				Global warming report	S	Y	Against	For
				Ethical criteria for military contracts	S	Y	Against	For
				Report on pay differential	S	Y	Against	For
Stryker		863667101	4/25/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Approve Executive Bonus	M	Y	For	For
				Ratify E&Y	M	Y	For	For
				Granting of performance-vesting shares to sr. execs	S	Y	Against	For
Synovus		87161C105	4/25/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Approve 2007 Omnibus Plan	M	Y	For	For
				Ratify appointment of KPMG	M	Y	For	For
				Director election by majority vote	S	Y	Against	For
Bank of America	BAC	060505104	425/07	Elect proposed Board of Directors	M	Y	For	For
				Ratification of independent registered public accounting firm	M	Y	For	For
				Stock Options	S	Y	Against	For
				Number of Directors	S	Y	Against	For
				Independent Board Chairman	S	Y	For	Against
Pfizer Inc	PFE	717081103	4/26/07	Elect recommended Board of Directors	M	Y	For	For
				Ratify selection of KPMG	M	Y	For	For
				Cumulative voting	S	Y	For	For
				Report on the rationale for exporting animal experimentation	S	N	Abstain	Abstain
				Report on the feasibility of amending corporate policy on lab animal care and use	S	N	Abstain	Abstain
				Qualifications for director nominees	S	Y	For	For
Praxair Inc	PX	74005P104	4/24/07	Elect recommended Board of Directors	M	Y	For	For
				Director election process	S	Y	Against	For
				Stockholder rights plan	S	Y	Against	For
				Ratify Independent auditor	M	Y	For	For
Johnson & Johnson	JNJ	478160104	4/26/07	Elect recommended Board of Directors	M	Y	For	For
				Ratification of PwC	M	Y	For	For
				Majority Voting requirements for director nominees	S	Y	Against	For
				Supplemental Retirement Plan	S	Y	Against	For
Franklin Electric Co	FELE	353514102	4/27/07	Elect recommended Board of Directors	M	Y	For	For
				Approve amendment to increase number of shares of authorized stock	M	Y	For	For
				Ratify the appointment of Deloitte & Touche	M	Y	For	For
Abbott Labs		002824100	4/27/07	Elect recommended Bd of Directors	M	Y	For	For
				Ratify D&T	M	Y	For	For
Pepsico, Inc.	PEP	713448108	5/2/07	Elect recommended Board of Directors	M	Y	For	For
				Approval of independent registered public accountants	M	Y	For	For
				Approval of 2007 long-term incentive plan	M	Y	For	For
				Charitable contributions	S	Y	Against	For
Aflac, Inc		001055102	5/7/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Ratify KPMG	M	Y	For	For
Nuveen Investments, Inc.	JNC	6709F106	5/09/07	Elect recommended Board of Directors	M	Y	For	For
				Ratification of KPMG	M	Y	For	For
Allstate		020002101	5/15/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Ratify D&T	M	Y	For	For
				Eliminate supermajority requirements	M	Y	For	For
American International	AIG	026874107	5/16/07	Elect recommended Board of Directors	M	Y	For	For
				Ratification of PwC	M	Y	For	For
				Adoption of AIG 2007 stock incentive plan	M	Y	For	For
				Performance based stock option plans	S	Y	Against	For
SLM Corp		78442P106	5/17/07	Elect recommended Bd. Of Directors	M	Y	For	For
				Ratify PwC	M	Y	For	For
Williams Partners LP	WPZ	96950F104	5/21/07	Change the terms of class B units to provide that each Class B unit is convertible into one of our common units and the issuance of additional common units upon such conversion	M	Y	For	For
McDonald’s Corp.	MCD	580135101	5/24/07	Elect recommend Board of Directors	M	Y	For	For
				Approval of independent registered public accounting firm	M	Y	For	For
				Labeling of genetically modified products	S	Y	Against	For
				Labor standards	S	Y	Against	For
Roper Industries	ROP	776696106	6/6/07	Elect recommended Board of Directors	M	Y	For	For
				Increase the number of authorized shares of common stock of the company	M	Y	For	For
				Ratification of PwC	M	Y	For	For
				Transact any other business properly brought before the meeting	M	Y	For	For
Caterpillar Inc.	CAT	149123101	6/13/07	Elect recommended Board of Directors	M	Y	For	For
				Ratify auditors	M	Y	For	For
				Separate CEO and Chairman	S	Y	For	Against
				Majority vote standard	S	Y	Against	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Growth Trust

By:	/s/ Jane M. Cameron

Jane M. Cameron, Chief Compliance Officer

Date:	August 27, 2007